INCOME (EXPENSE) COMMISSIONS AND FEES (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of Income or Expenses Commissions And Fees [Abstract]
Commissions on banking services	$ 2,567,704		$ 2,436,692	$ 1,751,527
Fees on credit cards	1,112,319		1,034,763	1,223,189
Pension and severance fund management	926,771		824,089	787,692
Trust activities	311,837		275,719	233,892
Storage services	169,815		186,068	167,323
Commissions on drafts, checks and checkbooks	60,768		67,832	71,294
Office network services	42,639		43,508	39,709
Other commissions	10,272		10,516	9,607
Total	5,202,125	$ 1,743.3	4,879,187	4,284,233
Banking Services	(332,811)		(318,672)	(288,303)
Sales and Services Commissions	(119,987)		(99,659)	(90,202)
Affiliations to Pension Funds	(74,531)		(68,454)	(67,854)
Offices Network Services	(29,874)		(33,404)	(34,437)
Information Processing Services of Operators	(23,039)		(20,963)	(18,273)
Collection Service of Contributions to Financial Entities	(5,618)		(6,084)	(4,962)
Fiduciary Businesses	(41)		(256)	(238)
Banks Guarantees	(88)		(87)	(131)
Credit Cards	(2)		(14)	(110)
Other	(37,123)		(71,935)	(117,436)
Total	(623,114)	(208.8)	(619,528)	(621,946)
Net commission and fee income	$ 4,579,011	$ 1,534.5	$ 4,259,659	$ 3,662,287

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.